Expense Example - PIMCO Total Return Fund II	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years
USD ($)	51	160	280	628	61	192	335	750	77	240	417	930